Unaudited Condensed Consolidated Statements of Cash Flows - USD ($) $ in Thousands	9 Months Ended
	Sep. 30, 2022	Sep. 30, 2021
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss	$ (65,973)	$ (105,691)
Adjustments to reconcile net loss to net cash used in operating activities
Depreciation and amortization	1,426	1,779
Non-cash share-based compensation expense	4,037	8,869
Deferred income taxes		(206)
Loss on disposal of property and equipment	238	2
Gain on lease termination	(5,307)
Changes in components of operating assets and liabilities
Accounts receivable		98
Prepaids and other current assets	(1,917)	5,749
Other non-current assets	(162)	(235)
Operating lease right of use assets	46,594
Accounts payable	5,217	(2,400)
Accrued expenses and other current liabilities	(4,110)	1,769
Operating lease liabilities, net	(38,416)
Net cash used in operating activities	(58,373)	(90,266)
CASH FLOWS FROM INVESTING ACTIVITIES:
Purchase of property and equipment	(3,117)	(3,638)
Net cash used in investing activities	(3,117)	(3,638)
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from issuance of ordinary shares	27,328
Proceeds from employee share purchase plan	107	104
Net cash provided by financing activities	27,435	104
Effect of exchange rate changes on cash, cash equivalents and restricted cash	(17,949)	36
Net decrease in cash, cash equivalents and restricted cash	(52,004)	(93,764)
Cash, cash equivalents and restricted cash
Beginning of period	119,063	231,576
End of period	67,059	137,812
SUPPLEMENTAL DISCLOSURE OF NON-CASH FLOW INFORMATION:
Commitment shares issued to Lincoln Park Capital Fund, LLC	963
Property and equipment unpaid and accrued.	1,221	16
Reconciliation of cash, cash equivalents and restricted cash
Cash and cash equivalents	65,848	136,377
Long-term restricted cash	1,211	1,435
End of period	$ 67,059	$ 137,812